Revenue (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue [Table Text Block]
IPL’s revenue from contracts with customers was $1,326.6 million, $1,455.3 million and $1,440.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Retail Revenues
Retail revenue from contracts with customers:
Residential	$566,668	$589,719	$588,031
Small commercial and industrial	194,904	215,878	217,896
Large commercial and industrial	484,230	548,551	565,720
Public lighting	9,115	7,249	9,797
Other (1)	14,402	14,136	10,427
Total retail revenue from contracts with customers	1,269,319	1,375,533	1,391,871
Alternative revenue programs	24,781	23,841	4,594
Wholesale Revenues
Wholesale revenues from contracts with customers	46,482	68,474	38,789
Miscellaneous Revenues
Transmission and other revenue from contracts with customers	10,794	11,335	10,057
Other miscellaneous revenues (2)	1,609	2,460	5,194
Total Revenues	$1,352,985	$1,481,643	$1,450,505

Revenue from Contract with Customer [Text Block]	REVENUE
Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

Retail revenues - IPL energy sales to utility customers are based on the reading of meters at the customer’s location that occurs on a systematic basis throughout the month. IPL sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Retail revenues have a single performance obligation, as the promise to transfer energy and other distribution and/or transmission services are not separately identifiable from other promises in the contracts and, therefore, are not distinct. Additionally, as the performance obligation is satisfied over time as energy is delivered, and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series.

In exchange for the exclusive right to sell or distribute electricity in our service area, IPL is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that IPL is allowed to charge customers for electric services. Since tariffs are approved by the regulator, the price that IPL has the right to bill corresponds directly with the value to the customer of IPL’s performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff. Customer payments are typically due on a monthly basis, though see Note 2, "Regulatory Matters - IURC COVID-19 Orders" for a discussion of the orders requiring expanded payment arrangements for customers.

Wholesale revenues - Power produced at the generation stations in excess of our retail load is sold into the MISO market. Such sales are made at either the day-ahead or real-time hourly market price, and these sales are classified as wholesale revenues. We sell to and purchase power from MISO, and such sales and purchases are settled and accounted for on a net hourly basis.

In the MISO market, wholesale revenue is recorded at the spot price based on the quantities of MWh delivered in each hour during each month. As a member of MISO, we are obligated to declare the availability of our energy production into the wholesale energy market, but we are not obligated to commit our previously declared availability. As such, contract terms end as the energy for each day is delivered to the market in the case of the day-ahead market and for each hour in the case of the real-time market.

Miscellaneous revenues - Miscellaneous revenues are mainly comprised of MISO transmission revenues. MISO transmission revenues are earned when IPL’s power lines are used in transmission of energy by power producers other than IPL. As IPL owns and operates transmission lines in central and southern Indiana, demand charges collected from network customers by MISO are allocated to the appropriate transmission owners (including IPL) and recognized as transmission revenues. Capacity revenues are also included in miscellaneous revenues, but these were not material for the period presented.

Transmission revenues have a single performance obligation, as transmission services represent a distinct service. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The price that the transmission operator has the right to bill corresponds directly with the value to the customer of IPL’s performance completed in each period as the price paid is the transmission operator's allocation of the tariff rate (as approved by the regulator) charged to network participants.
IPL’s revenue from contracts with customers was $1,326.6 million, $1,455.3 million and $1,440.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Retail Revenues
Retail revenue from contracts with customers:
Residential	$566,668	$589,719	$588,031
Small commercial and industrial	194,904	215,878	217,896
Large commercial and industrial	484,230	548,551	565,720
Public lighting	9,115	7,249	9,797
Other (1)	14,402	14,136	10,427
Total retail revenue from contracts with customers	1,269,319	1,375,533	1,391,871
Alternative revenue programs	24,781	23,841	4,594
Wholesale Revenues
Wholesale revenues from contracts with customers	46,482	68,474	38,789
Miscellaneous Revenues
Transmission and other revenue from contracts with customers	10,794	11,335	10,057
Other miscellaneous revenues (2)	1,609	2,460	5,194
Total Revenues	$1,352,985	$1,481,643	$1,450,505

(1) Other retail revenue from contracts with customers includes miscellaneous charges to customers
(2) Other miscellaneous revenue includes lease and other miscellaneous revenues not accounted for under ASC 606

The balances of receivables from contracts with customers are $163.8 million and $155.0 million as of December 31, 2020 and December 31, 2019, respectively. Payment terms for all receivables from contracts with customers typically do not extend beyond 30 days, though see Note 2, "Regulatory Matters - IURC COVID-19 Order" for a discussion of orders requiring expanded payment arrangements for customers.

The Company has elected to apply the optional disclosure exemptions under ASC 606. Therefore, the Company has not included disclosure pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and contracts with variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled.

Contract Balances — The timing of revenue recognition, billings, and cash collections results in accounts receivable and contract liabilities. The contract liabilities from contracts with customers were $0.5 million as of December 31, 2020. During the year ended December 31, 2020, we recognized revenue of $1.3 million related to this contract liability balance, respectively.

Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue [Table Text Block]	he following table presents IPL's revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Retail Revenues
Retail revenue from contracts with customers:
Residential	$566,668	$589,719	$588,031
Small commercial and industrial	194,904	215,878	217,896
Large commercial and industrial	484,230	548,551	565,720
Public lighting	9,115	7,249	9,797
Other (1)	14,402	14,136	10,427
Total retail revenue from contracts with customers	1,269,319	1,375,533	1,391,871
Alternative revenue programs	24,781	23,841	4,594
Wholesale Revenues
Wholesale revenues from contracts with customers	46,482	68,474	38,789
Miscellaneous Revenues
Transmission and other revenue from contracts with customers	10,794	11,335	10,057
Other miscellaneous revenues (2)	1,609	2,460	5,194
Total Revenues	$1,352,985	$1,481,643	$1,450,505

(1) Other retail revenue from contracts with customers includes miscellaneous charges to customers
(2) Other miscellaneous revenue includes lease and other miscellaneous revenues not accounted for under ASC 606

Revenue from Contract with Customer [Text Block]
Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

Retail revenues - IPL energy sales to utility customers are based on the reading of meters at the customer’s location that occurs on a systematic basis throughout the month. IPL sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Retail revenues have a single performance obligation, as the promise to transfer energy and other distribution and/or transmission services are not separately identifiable from other promises in the contracts and, therefore, are not distinct. Additionally, as the performance obligation is satisfied over time as energy is delivered, and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series.

In exchange for the exclusive right to sell or distribute electricity in our service area, IPL is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that IPL is allowed to charge customers for electric services. Since tariffs are approved by the regulator, the price that IPL has the right to bill corresponds directly with the value to the customer of IPL’s performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff. Customer payments are typically due on a monthly basis, though see Note 2, "Regulatory Matters - IURC COVID-19 Orders" for a discussion of the orders requiring expanded payment arrangements for customers.
Wholesale revenues - Power produced at the generation stations in excess of our retail load is sold into the MISO market. Such sales are made at either the day-ahead or real-time hourly market price, and these sales are classified as wholesale revenues. We sell to and purchase power from MISO, and such sales and purchases are settled and accounted for on a net hourly basis.

In the MISO market, wholesale revenue is recorded at the spot price based on the quantities of MWh delivered in each hour during each month. As a member of MISO, we are obligated to declare the availability of our energy production into the wholesale energy market, but we are not obligated to commit our previously declared availability. As such, contract terms end as the energy for each day is delivered to the market in the case of the day-ahead market and for each hour in the case of the real-time market.

Miscellaneous revenues - Miscellaneous revenues are mainly comprised of MISO transmission revenues. MISO transmission revenues are earned when IPL’s power lines are used in transmission of energy by power producers other than IPL. As IPL owns and operates transmission lines in central and southern Indiana, demand charges collected from network customers by MISO are allocated to the appropriate transmission owners (including IPL) and recognized as transmission revenues. Capacity revenues are also included in miscellaneous revenues, but these were not material for the period presented.

Transmission revenues have a single performance obligation, as transmission services represent a distinct service. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The price that the transmission operator has the right to bill corresponds directly with the value to the customer of IPL’s performance completed in each period as the price paid is the transmission operator's allocation of the tariff rate (as approved by the regulator) charged to network participants.

IPL’s revenue from contracts with customers was $1,326.6 million, $1,455.3 million and $1,440.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. The following table presents IPL's revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Retail Revenues
Retail revenue from contracts with customers:
Residential	$566,668	$589,719	$588,031
Small commercial and industrial	194,904	215,878	217,896
Large commercial and industrial	484,230	548,551	565,720
Public lighting	9,115	7,249	9,797
Other (1)	14,402	14,136	10,427
Total retail revenue from contracts with customers	1,269,319	1,375,533	1,391,871
Alternative revenue programs	24,781	23,841	4,594
Wholesale Revenues
Wholesale revenues from contracts with customers	46,482	68,474	38,789
Miscellaneous Revenues
Transmission and other revenue from contracts with customers	10,794	11,335	10,057
Other miscellaneous revenues (2)	1,609	2,460	5,194
Total Revenues	$1,352,985	$1,481,643	$1,450,505

(1) Other retail revenue from contracts with customers includes miscellaneous charges to customers
(2) Other miscellaneous revenue includes lease and other miscellaneous revenues not accounted for under ASC 606

The balances of receivables from contracts with customers are $163.8 million and $155.0 million as of December 31, 2020 and December 31, 2019, respectively. Payment terms for all receivables from contracts with customers typically do not extend beyond 30 days, though see Note 2, "Regulatory Matters - IURC COVID-19 Order" for a discussion of orders requiring expanded payment arrangements for customers.
IPL has elected to apply the optional disclosure exemptions under ASC 606. Therefore, IPL has not included disclosure pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and contracts with variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which IPL expects to be entitled.

Contract Balances — The timing of revenue recognition, billings, and cash collections results in accounts receivable and contract liabilities. The contract liabilities from contracts with customers were $0.5 million as of December 31, 2020. During the year ended December 31, 2020, we recognized revenue of $1.3 million related to this contract liability balance, respectively.